RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Related Party Balances (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Due to related party	$ 464,000	$ 464,000	$ 464,000	$ 464,000
Bluesky LLC
Related Party Transaction [Line Items]
Due to related party	$ 464,000	$ 464,000	$ 464,000	$ 464,000